Stockholders' Equity (Details Narrative) (10-K) $ / shares in Units, $ in Thousands												1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 21, 2020 shares	Mar. 14, 2019 USD ($) $ / shares shares	Feb. 08, 2019 USD ($) $ / shares	Jan. 22, 2019 USD ($) $ / shares shares	Nov. 15, 2018 USD ($) $ / shares	Apr. 25, 2018 USD ($)	Jan. 03, 2018	Jun. 15, 2017 $ / shares	May 31, 2016 shares	Sep. 17, 2015	Jan. 28, 2014 shares	Jan. 31, 2019 shares	May 31, 2017 shares	Sep. 26, 2020 USD ($) $ / shares shares	Sep. 28, 2019 USD ($) shares	Sep. 26, 2020 USD ($) $ / shares shares	Sep. 28, 2019 USD ($) shares	Dec. 28, 2019 USD ($) $ / shares shares	Dec. 29, 2018 USD ($) $ / shares shares	May 20, 2020 USD ($)	Dec. 28, 2018 $ / shares shares	May 30, 2018 shares	Apr. 05, 2017 USD ($) $ / shares shares	Jan. 26, 2017 $ / shares shares	May 29, 2015 $ / shares shares
Stockholders' equity, reverse stock split							one-for-five reserve stock split			one-for-ten reverse stock split								one-for-ten reverse stock split on September 17, 2015 and a one-for-five reverse stock split on January 3, 2018.
Reverse stock split, ratio							0.2			0.1
Common stock, shares authorized														40,000,000		40,000,000		40,000,000	40,000,000
Common stock, par or stated value per share | $ / shares														$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Common stock, shares issued														9,333,763		9,333,763		8,785,748	5,326,068
Common stock, shares outstanding														9,333,763		9,333,763		8,785,748	5,326,068
Shares issued, shares																548,015	3,354,080	3,459,680
Proceeds from issuance of common stock | $				$ 775													$ 5,515	$ 5,515	$ 2,315
Shares issued | $															$ 471		4,396	$ 4,361
Unvested shares issued																		22,400	168,424
Stock based compensation | $																$ 534	621	$ 832	$ 1,151
Preferred stock, shares authorized														20,000,000		20,000,000		20,000,000	20,000,000
Preferred stock, stated value per share | $ / shares														$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, redemption terms																		The Series E Preferred Stock carries quarterly dividend rights of (a) cash dividends accruing (i) at an annual rate per share equal to 12% from the date of issuance and (ii) 17% after the occurrence of a Preferred Default, and (b) a dividend payable in shares of Series E-1 Convertible Preferred Stock equal to 5% per annum of the liquidation value of the outstanding Series E Preferred Stock. The shares of Series E-1 Preferred Stock have all the same terms, preferences and characteristics as the Series E Preferred Stock (including, without limitation, the right to receive cash dividends), except (i) Series E-1 Convertible Preferred Stock are mandatorily redeemable by us within thirty (30) days after written demand received from any holder at any time after the earlier of the occurrence of a Preferred Default or November 15, 2020, for a cash payment equal to the Liquidation Value (as defined in the Certificate of Designation for the Series E Preferred Stock) plus any accrued and unpaid dividends thereon, (ii) each share of Series E-1 Preferred Stock is initially convertible into 602 shares of our common stock, and (iii) Series E-1 Convertible Preferred Stock may be cancelled and extinguished by us if all shares of Series E Preferred Stock are redeemed by us on or prior to October 31, 2020.
Dividend paid | $																$ 2,480	1,125	$ 1,175	$ 200
Class of warrant or right exercisable term																		4 years 6 months
Debt instrument, face amount | $																				$ 9,395			$ 1,650
Additional stock issuable, shares																							275,508
Change in fair value of warrant liability | $																			(879)
Deferred financing costs | $																		$ 497	$ 1,171
Options granted during the period
Mr. Briand [Member]
Preferred stock convertible into common stock	16,215
Series A Preferred Stock [Member]
Preferred stock, shares authorized																		1,663,008	1,663,008
Preferred stock, stated value per share | $ / shares														$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares issued														1,039,380		1,039,380		1,663,008	1,663,008						1,663,008
Preferred stock, shares outstanding														1,039,380		1,039,380		1,663,008	1,663,008
Series A Preferred Stock-Related Party [Member]
Preferred stock, par value per share | $ / shares																		$ 0.00001	$ 0.00001
Preferred stock, stated value per share | $ / shares								$ 1.00
Preferred stock, dividend rate, percentage								12.00%										12.00%
Preferred stock, redemption terms																Shares of the Series A Preferred Stock are convertible into shares of common stock at the holder's election at any time prior to December 31, 2020, at a conversion rate of one and three tenths (1.3) shares of common stock for every 50 shares of Series A Preferred Stock that the holder elects to convert.		Shares of the Series A Preferred Stock are convertible into shares of common stock at the holder's election at any time prior to December 31, 2020 (the "Redemption Date"), at a conversion rate of one and three tenths (1.3) shares of common stock for every 50 shares of Series A Preferred Stock that the Holder elects to convert. Originally the redemption date was December 31, 2018 and this was extended to December 31, 2020 in January 2019. Except as otherwise required by law, the Series A Preferred Stock shall have no voting rights.
Preferred stock, shares issued																		1,663,008	1,663,008
Preferred stock, shares outstanding																		1,663,008	1,663,008
Dividend paid | $														$ 0	50	$ 0	150	$ 200	$ 200
Series E Preferred Stock [Member]
Stock issued price per share | $ / shares			$ 1.65
Shares issued | $			$ 2,425,000
Preferred stock, shares authorized														13,000		13,000		13,000	13,000
Preferred stock, stated value per share | $ / shares														$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001		$ 1,000
Preferred stock, dividend rate, percentage																12.00%
Preferred stock, shares issued														13,000		13,000		13,000	13,000
Preferred stock, shares outstanding														13,000		13,000		13,000	13,000
Number of common stock issuable on conversion of preferred stock														561.8		561.8					561.8
Convertible preferred stock, term																		Each share of Series E Preferred Stock is initially convertible into 561.8 shares of our common stock at any time after October 31, 2020 or the occurrence of a Preferred Default. A holder of Series E Preferred Stock is not required to pay any additional consideration in exchange for conversion of such Series E Preferred Stock into our common stock.
Proceeds from offering in excess to redeem preferred stock | $			3,000
Common stock issued to holder																7,303,371		7,303,371
Series E-1 Preferred Stock [Member]
Common stock issued to holder																734,337		439,157
2014 Equity Incentive Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant											50,000
Plan expiry date											Jan. 28, 2024
Share-based compensation arrangement by share-based payment award, shares																		50,000
2015 Omnibus Incentive Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant																		90,000
Share-based compensation arrangement by share-based payment award, expiration period																		10 years
2016 Omnibus Incentive Plan [Member]
Stock based compensation | $																		$ 49	$ 198
Share-based compensation arrangement by share-based payment award, number of shares available for grant																		602,612				1,250,000		500,000
Share-based compensation arrangement by share-based payment award, shares																		647,388
Options granted during the period
Compensation cost not yet amortized | $																		$ 56
Compensation cost not yet amortized, period of recognize																		2 years 6 months
2016 Long Term Incentive Plan [Member]
Stock based compensation | $																		$ 0	$ 0
Share-based compensation arrangement by share-based payment award, number of shares available for grant									260,000
Plan expiry date									Dec. 31, 2018
Common stock will be authorized but unissued									260,000
2019 Long Term Incentive Plan [Member]
Stock based compensation | $																		232
Options granted during the period												370,000
Units vesting upon employees being in good standing, Percentages												50.00%
Units vesting upon average share price, Percentages												50.00%
Restricted Stock [Member] | Two Thousand Fifteen And Two Thousand Sixteen Omnibus Incentive Plan [Member]
Share-based compensation restricted period																3 years			3 years
Stock based compensation | $														$ 61	$ 132	$ 227	$ 407	$ 539	$ 896
Restricted Stock [Member] | Two Thousand Fifteen And Two Thousand Sixteen Omnibus Incentive Plan [Member] | Employees And Board And Committee Members [Member]
Unvested shares issued																		590,440
Underwritten Public Offering [Member]
Sale of common stock, net | $			3,078
Proceeds from issuance of common stock | $			$ 4,001
Over-allotment Option [Member]
Sale of common stock, net | $		$ 138
Period for exercise of shares available for purchase to underwriters			45 days
Registered Direct Offering [Member] | Series E Preferred Stock [Member]
Shares issued, shares				387,500
Proceeds from issuance of common stock | $				$ 775,000
Common Stock [Member]
Shares issued, shares				387,500											428,600		3,331,280	3,331,280
Stock issued price per share | $ / shares				$ 2.00
Shares issued | $																	$ 1	$ 1
Common stock issued to holder
Class of warrant or right, exercise price of warrants or rights | $ / shares																							$ 5.00	$ 6.75
Common Stock [Member] | Underwritten Public Offering [Member]
Stock issued price per share | $ / shares			$ 1.65
Shares issued | $			$ 2,425,000
Common Stock [Member] | Over-allotment Option [Member]
Shares issued, shares		90,180
Stock issued price per share | $ / shares		$ 1.65
Shares issued | $			$ 363,750
Designated Shares [Member] | Series A Preferred Stock [Member]
Preferred stock, shares authorized																									1,663,008
Preferred stock, par value per share | $ / shares																									$ 0.00001
Designated Shares [Member] | Series A Preferred Stock-Related Party [Member]
Preferred stock, shares authorized																									1,663,008
Preferred stock, par value per share | $ / shares																									$ 0.00001
Maximum [Member]
Class of warrant or right, exercise price of warrants or rights | $ / shares																		$ 62.50
Maximum [Member] | Series A Preferred Stock [Member]
Stock issued price per share | $ / shares
Maximum [Member] | Series E Preferred Stock [Member]
Preferred stock, dividend rate, percentage																50.00%
Gross proceeds from equity offering | $																$ 3,000		$ 3,000
Maximum [Member] | Common Stock [Member]
Class of warrant or right, number of securities called by warrants or rights																								630,000
At-The-Market Offering Agreement [Member]
Shares issued, shares																		428,600	742,980
Sale of common stock, net | $																		$ 528	$ 2,245
Proceeds from issuance of common stock | $																		600
Shares issued | $																		$ 600	$ 2,245
At-The-Market Offering Agreement [Member] | Maximum [Member]
Shares issued, shares													3,000
Amended and Restated Warrant Agreement [Member]
Change in fair value of warrant liability | $					$ 357
Warrants description					The Company entered into Amendment No. 2 to the Amended and Restated Warrant Agreement with Jackson, where by the exercise price of the Warrant was reduced from $3.50 per share to $1.66 per share and the period within which the Warrant may be exercised was extended from January 26, 2022 to January 26, 2024	The Warrant Amendment amended that certain Amended and Restated Warrant Agreement with Jackson, dated as of April 25, 2018 (the "Warrant"), to reduce the exercise price of the Warrant from $5.00 per share to $3.50 per share. The incremental fair value of repricing the Warrants to $3.50 per share is $135 and was recognized as deferred financing costs to be amortized over the term of the Jackson Note.
Deferred financing costs | $						$ 135
Amended and Restated Warrant Agreement [Member] | Maximum [Member]
Class of warrant or right, exercise price of warrants or rights | $ / shares					$ 3.50